Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025, and our financial performance for each such fiscal year:

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M)(6)	Adj. EBITDA ($M)(7)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return (5)
2025	$12,057,571	$19,027,354	$3,431,435	$5,214,962	$360	$175	$2,494	$7,328
2024	$13,073,855	$14,760,221	$3,332,344	$4,245,837	$311	$149	$2,575	$7,160
2023	$11,002,256	$19,637,296	$2,872,859	$3,201,787	$251	$129	$2,424	$6,857
2022	$12,414,168	$18,142,201	$2,871,609	$3,711,821	$153	$111	$2,105	$5,618
2021	$12,716,100	$23,414,061	$3,868,950	$6,547,280	$143	$119	$1,386	$4,414

(1)
The principal executive officer (PEO) in all five reporting years was Mr. Flannery, the Company’s CEO.

(2)
CAP was computed in accordance with Item 402(v) of Regulation S-K. The table provided below shows the amounts deducted from and added to the applicable SCT total compensation amount:

		PEO					Average Non-PEO NEO
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Total Compensation from SCT	$12,057,571	$13,073,855	$11,002,256	$12,414,168	$12,716,100	$3,431,435	$3,332,344	$2,872,859	$2,871,609	$3,868,950
Subtractions:
Stock Awards from SCT	($9,080,474)	($10,027,900)	($8,046,319)	($8,240,977)	($9,137,915)	($2,153,958)	($2,051,631)	($1,834,284)	($1,737,303)	($2,244,309)
Adjustments (addition (subtraction)):
Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	$9,363,832	$8,239,123	$8,298,024	$7,354,351	$7,467,442	$2,361,798	$2,077,576	$1,421,947	$1,802,967	$2,062,303
Fair value as of the vesting date of awards granted in the covered fiscal year for which vesting conditions were satisfied during such year	$4,501,612	$793,513	$1,213,677	$616,529	$354,042	$1,047,035	$244,678	$345,609	$198,115	$113,778
Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year-end or were forfeited during the year	$1,736,677	$2,950,426	$4,911,667	$7,381,219	$11,604,650	$407,235	$620,778	$740,024	$813,577	$2,560,584
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	$448,136	($268,796)	$2,257,991	($1,383,089)	$409,742	$121,417	$22,092	$335,077	($237,144)	$185,974
Forfeitures during current year equal to prior year-end fair value	$0	$0	$0	$0	$0	$0	$0	($679,445)	$0	$0
Compensation Actually Paid	$19,027,354	$14,760,221	$19,637,296	$18,142,201	$23,414,061	$5,214,962	$4,245,837	$3,201,787	$3,711,821	$6,547,280

(3)
The Non-PEO NEOs in 2025 and 2024 were Mr. Grace, Mr. Pintoff, Mr. Durand and Ms. Gross. The Non-PEO NEOs in 2023 were Mr. Grace, Mr. Pintoff, Mr. Durand, Ms. Gross and Dale Asplund. The Non-PEO NEOs in 2022 were Mr. Grace, Mr. Asplund, Mr. Pintoff, Andrew Limoges, Jessica Graziano and Jeffrey Fenton. The Non-PEO NEOs in 2021 were Ms. Graziano, Mr. Asplund, Mr. Pintoff and Mr. Fenton.
(4)
The amounts above represent the value at year-end, for each noted year, of an initial fixed investment of $100 made on December 31, 2020.
(5)
Represents the weighted peer group total shareholder return (“TSR”), weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Industrials. The amounts above represent the value at year-end, for each noted year, of an initial fixed investment of $100 made on December 31, 2020.
(6)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(7)
Adjusted EBITDA represents EBITDA (the sum of net income, provision for income taxes, interest expense, net, depreciation of rental equipment, and non-rental depreciation and amortization) plus the sum of the merger related costs, restructuring charges, stock compensation expense, net, and the impact of the fair value mark-up of acquired fleet. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that adjusted EBITDA is the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link Company performance to compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year. Adjusted EBITDA is a non-GAAP financial measure, as defined in the Form 10-K. Please refer to the Form 10-K for the reconciliations to GAAP and for the reasons why management believes adjusted EBITDA provides useful information to investors about the Company's operating performance and liquidity.

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote
(1)
The principal executive officer (PEO) in all five reporting years was Mr. Flannery, the Company’s CEO.
(3)
The Non-PEO NEOs in 2025 and 2024 were Mr. Grace, Mr. Pintoff, Mr. Durand and Ms. Gross. The Non-PEO NEOs in 2023 were Mr. Grace, Mr. Pintoff, Mr. Durand, Ms. Gross and Dale Asplund. The Non-PEO NEOs in 2022 were Mr. Grace, Mr. Asplund, Mr. Pintoff, Andrew Limoges, Jessica Graziano and Jeffrey Fenton. The Non-PEO NEOs in 2021 were Ms. Graziano, Mr. Asplund, Mr. Pintoff and Mr. Fenton.

Peer Group Issuers, Footnote	Represents the weighted peer group total shareholder return (“TSR”), weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Industrials. The amounts above represent the value at year-end, for each noted year, of an initial fixed investment of $100 made on December 31, 2020
PEO Total Compensation Amount	$ 12,057,571	$ 13,073,855	$ 11,002,256	$ 12,414,168	$ 12,716,100
PEO Actually Paid Compensation Amount	19,027,354	14,760,221	19,637,296	18,142,201	23,414,061
Non-PEO NEO Average Total Compensation Amount	3,431,435	3,332,344	2,872,859	2,871,609	3,868,950
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,214,962	4,245,837	3,201,787	3,711,821	6,547,280
Adjustment to Non-PEO NEO Compensation Footnote
(2)
CAP was computed in accordance with Item 402(v) of Regulation S-K. The table provided below shows the amounts deducted from and added to the applicable SCT total compensation amount:

		PEO					Average Non-PEO NEO
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Total Compensation from SCT	$12,057,571	$13,073,855	$11,002,256	$12,414,168	$12,716,100	$3,431,435	$3,332,344	$2,872,859	$2,871,609	$3,868,950
Subtractions:
Stock Awards from SCT	($9,080,474)	($10,027,900)	($8,046,319)	($8,240,977)	($9,137,915)	($2,153,958)	($2,051,631)	($1,834,284)	($1,737,303)	($2,244,309)
Adjustments (addition (subtraction)):
Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	$9,363,832	$8,239,123	$8,298,024	$7,354,351	$7,467,442	$2,361,798	$2,077,576	$1,421,947	$1,802,967	$2,062,303
Fair value as of the vesting date of awards granted in the covered fiscal year for which vesting conditions were satisfied during such year	$4,501,612	$793,513	$1,213,677	$616,529	$354,042	$1,047,035	$244,678	$345,609	$198,115	$113,778
Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year-end or were forfeited during the year	$1,736,677	$2,950,426	$4,911,667	$7,381,219	$11,604,650	$407,235	$620,778	$740,024	$813,577	$2,560,584
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	$448,136	($268,796)	$2,257,991	($1,383,089)	$409,742	$121,417	$22,092	$335,077	($237,144)	$185,974
Forfeitures during current year equal to prior year-end fair value	$0	$0	$0	$0	$0	$0	$0	($679,445)	$0	$0
Compensation Actually Paid	$19,027,354	$14,760,221	$19,637,296	$18,142,201	$23,414,061	$5,214,962	$4,245,837	$3,201,787	$3,711,821	$6,547,280

(3)
The Non-PEO NEOs in 2025 and 2024 were Mr. Grace, Mr. Pintoff, Mr. Durand and Ms. Gross. The Non-PEO NEOs in 2023 were Mr. Grace, Mr. Pintoff, Mr. Durand, Ms. Gross and Dale Asplund. The Non-PEO NEOs in 2022 were Mr. Grace, Mr. Asplund, Mr. Pintoff, Andrew Limoges, Jessica Graziano and Jeffrey Fenton. The Non-PEO NEOs in 2021 were Ms. Graziano, Mr. Asplund, Mr. Pintoff and Mr. Fenton.
(4)
The amounts above represent the value at year-end, for each noted year, of an initial fixed investment of $100 made on December 31, 2020.
(5)
Represents the weighted peer group total shareholder return (“TSR”), weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Industrials. The amounts above represent the value at year-end, for each noted year, of an initial fixed investment of $100 made on December 31, 2020.
(6)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(7)
Adjusted EBITDA represents EBITDA (the sum of net income, provision for income taxes, interest expense, net, depreciation of rental equipment, and non-rental depreciation and amortization) plus the sum of the merger related costs, restructuring charges, stock compensation expense, net, and the impact of the fair value mark-up of acquired fleet. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that adjusted EBITDA is the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link Company performance to compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year. Adjusted EBITDA is a non-GAAP financial measure, as defined in the Form 10-K. Please refer to the Form 10-K for the reconciliations to GAAP and for the reasons why management believes adjusted EBITDA provides useful information to investors about the Company's operating performance and liquidity.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between CAP and Cumulative TSR

The graph below reflects the relationship between the CAP, for the PEO and Average Non-PEO NEOs, and the Company’s cumulative TSR, (assuming an initial fixed investment of $100 on December 31, 2020) for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025.

Compensation Actually Paid & Cumulative TSR

Compensation Actually Paid vs. Net Income

Relationship Between CAP and Net Income

The graph below reflects the relationship between the CAP, for the PEO and Average Non-PEO NEOs, and the Company’s net income for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025:

Compensation Actually Paid & Net Income

Compensation Actually Paid vs. Company Selected Measure

Relationship Between CAP and Adjusted EBITDA

The graph below reflects the relationship between the CAP, for the PEO and Average Non-PEO NEOs, and the Company’s adjusted EBITDA for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025:

Compensation Actually Paid & Adjusted EBITDA

Tabular List, Table	: • Adjusted EBITDA • Total Revenue • Economic Profit • ROIC • Stock Price Performance
Total Shareholder Return Amount	$ 360	311	251	153	143
Peer Group Total Shareholder Return Amount	175	149	129	111	119
Net Income (Loss)	$ 2,494,000,000	$ 2,575,000,000	$ 2,424,000,000	$ 2,105,000,000	$ 1,386,000,000
Company Selected Measure Amount	7,328,000,000	7,160,000,000	6,857,000,000	5,618,000,000	4,414,000,000
PEO Name	Mr. Flannery	Mr. Flannery	Mr. Flannery	Mr. Flannery	Mr. Flannery
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA represents EBITDA (the sum of net income, provision for income taxes, interest expense, net, depreciation of rental equipment, and non-rental depreciation and amortization) plus the sum of the merger related costs, restructuring charges, stock compensation expense, net, and the impact of the fair value mark-up of acquired fleet. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that adjusted EBITDA is the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link Company performance to compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year. Adjusted EBITDA is a non-GAAP financial measure, as defined in the Form 10-K. Please refer to the Form 10-K for the reconciliations to GAAP and for the reasons why management believes adjusted EBITDA provides useful information to investors about the Company's operating performance and liquidity
Measure:: 2
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Economic Profit
Measure:: 4
Pay vs Performance Disclosure
Name	ROIC
Measure:: 5
Pay vs Performance Disclosure
Name	Stock Price Performance
PEO | Stock Awards from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,080,474)	$ (10,027,900)	$ (8,046,319)	$ (8,240,977)	$ (9,137,915)
PEO | Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,363,832	8,239,123	8,298,024	7,354,351	7,467,442
PEO | Fair value as of the vesting date of awards granted in the covered fiscal year for which vesting conditions were satisfied during such year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,501,612	793,513	1,213,677	616,529	354,042
PEO | Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,736,677	2,950,426	4,911,667	7,381,219	11,604,650
PEO | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	448,136	(268,796)	2,257,991	(1,383,089)	409,742
PEO | Forfeitures during current year equal to prior year-end fair value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Stock Awards from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,153,958)	(2,051,631)	(1,834,284)	(1,737,303)	(2,244,309)
Non-PEO NEO | Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,361,798	2,077,576	1,421,947	1,802,967	2,062,303
Non-PEO NEO | Fair value as of the vesting date of awards granted in the covered fiscal year for which vesting conditions were satisfied during such year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,047,035	244,678	345,609	198,115	113,778
Non-PEO NEO | Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	407,235	620,778	740,024	813,577	2,560,584
Non-PEO NEO | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,417	22,092	335,077	(237,144)	185,974
Non-PEO NEO | Forfeitures during current year equal to prior year-end fair value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (679,445)	$ 0	$ 0